Leases (Tables)	6 Months Ended
Sep. 30, 2023
Leases [Abstract]
Types of assets which Nomura leases under operating leases
The following table presents the types of assets which Nomura leases under operating leases as of March 31, 2023 and September 30, 2023.

	Millions of yen
	March 31, 2023			September 30, 2023
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥21	¥—	¥21	¥21	¥—	¥21
Aircraft	49,472	(741)	48,731	31,402	(816)	30,586

Total	¥49,493	¥(741)	¥48,752	¥31,423	¥(816)	¥30,607

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments received on noncancelable operating leases

Millions of yen
September 30, 2023
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥3,829
1 to 2 years	3,829
2 to 3 years	3,829
3 to 4 years	3,829
4 to 5 years	3,829
More than 5 years	10,260

Total	¥29,405